Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,130,000
Previously Paid Amount	0.00
Total Fee Amount	1,951.35
Total Offset Amount	0.00
Net Fee	1,951.35
Narrative - Max Aggregate Offering Price	$ 14,130,000
Final Prospectus	true